Private Placements (Details Narrative) - USD ($)			6 Months Ended
	May 28, 2025	May 27, 2025	Jan. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Private placements description			The Sponsor and EBC or its designees have also agreed that if the over-allotment option is exercised by the underwriters in full or in part, they and/or their designees will purchase up to an additional 22,500 Private Placement Units on a pro rata basis (up to 11,250 Private Placement Units to be purchased by the Sponsor and up to 11,250 Private Placement Units to be purchased by EBC or its designees) at a price of $10.00 per unit in an amount that is necessary to maintain in the Trust Account $10.00 per unit sold to the public in the Proposed Public Offering. This or these purchases will occur by way of one or more private placements, initially with the commencement of the Proposed Public Offering. and then at any time for that forty-five-day period in which the underwriters may exercise the over-allotment option in part or in full.
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	22,500	276,250	276,250
Sale of units per share	$ 10.00	$ 10.00	$ 10.00
Aggregate purchase price		$ 2,987,500
Private Placement [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		212,500	201,250
Private Placement [Member] | E B C [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		86,250	75,000
Aggregate shares			276,250
Aggregate purchase price			$ 2,762,500